Operating Lease Obligations (Schedule of Future Minimum Rental Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Lease Obligations [Abstract]
2017	$ 145
2018	84
2019	78
2020	60
2021	63
2022 and beyond	5
Total minimum payments required	$ 435